Short-term financings and long-term debt - Narrative (Details)			3 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Aug. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Maximum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Maximum [Member]	Dec. 31, 2011 HSBC Bank [Member] USD ($)	Dec. 31, 2012 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] EUR (€)
Debt Instrument [Line Items]
Accounts receivable pledged as security														$ 0
Weighted average effective interest rate	5.30%	5.40%
Total Facility					50,000,000.0										50,000,000
Amount by which the revolving credit facility may be increased upon meeting certain requirements				50,000,000.0
Variable interest rate basis								LIBOR			adjusted base rate					LIBOR
Spread on variable interest rate									2.25%	2.75%		1.25%	1.75%			2.25%
Per annum interest on any un-used portion of the Facility						0.50%	0.75%								0.75%
Line of Credit Facility, Commitment Fee Percentage						50.00%	50.00%
Minimum fixed charge coverage ratio				1.50
Maximum total leverage ratio				2.50
Minimum liquidity ratio				1.25
Minimum asset coverage ratio				1.50
Repayment of outstanding loan in connection with execution of the Facility																	7,200,000	5,900,000
Repayment of outstanding principal balance, accrued interest and fees																	7,300,000
Borrowing on the Facility to repay loan			$ 7,300,000